Taxation - Analysis of taxation charge for the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current tax
Current year	£ 697	£ 863	£ 634
Adjustments in respect of prior years	(19)	49	69
Current tax	678	912	703
Deferred tax
Origination and reversal of temporary differences	(119)	10	167
Changes in tax rates	45	(54)	(371)
Adjustments in respect of prior years	(15)	30	97
Deferred tax	(89)	(14)	(107)
Taxation on profit	589	898	596
United Kingdom
Current tax
Current year	108	150	131
Adjustments in respect of prior years	6	(3)	71
Current tax	114	147	202
Deferred tax
Origination and reversal of temporary differences	24	29	40
Changes in tax rates	6	(2)	(11)
Adjustments in respect of prior years	0	5	95
Deferred tax	30	32	124
Taxation on profit	144	179	326
Rest of world
Current tax
Current year	589	713	503
Adjustments in respect of prior years	(25)	52	(2)
Current tax	564	765	501
Deferred tax
Origination and reversal of temporary differences	(143)	(19)	127
Changes in tax rates	39	(52)	(360)
Adjustments in respect of prior years	(15)	25	2
Deferred tax	(119)	(46)	(231)
Taxation on profit	£ 445	£ 719	£ 270